LOSS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER ORDINARY SHARE

	Year ended December 31
	2021	2020
	Number of shares

Weighted average number of shares of Common Stock outstanding attributable to ordinary shareholders	942,568,006	476,622,892
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share (*)	15,672,670	46,762

(*)	The effect of the inclusion of options and convertible loans in 2021 and 2020 is anti-dilutive.